Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail) $ in Millions	12 Months Ended
	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 106.7	$ 156.2
Other financial liabilities	166.4	110.9
Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	5.7	19.0
Other financial liabilities	59.7	7.1
Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	0.5	0.6
Other financial liabilities	$ 0.5	$ 0.7
USD/CAD [member] | Less than 12 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.3468	1.3492
Notional amount	$ 669.5	$ 682.7
Other financial assets	4.1	8.5
Other financial liabilities	$ 43.4	$ 2.4
USD/CAD [member] | Less than 12 months [member] | Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.4407	1.3371
Notional amount	$ 639.3	$ 137.3
Other financial assets	$ 0.3
USD/CAD [member] | Between 12 and 24 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.3587	1.3475
Notional amount	$ 344.0	$ 735.7
Other financial assets		6.5
Other financial liabilities	$ 12.2	$ 0.2
USD/CAD [member] | Between 24 and 36 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.3708	1.3501
Notional amount	$ 103.1	$ 208.2
Other financial assets		2.3
Other financial liabilities	1.2	0.0
Other currencies [member] | Less than 12 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	93.1	116.7
Other financial assets	1.4	1.5
Other financial liabilities	2.5	3.0
Other currencies [member] | Less than 12 months [member] | Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	106.5	16.0
Other financial assets	0.2	0.5
Other financial liabilities	0.2	0.6
Other currencies [member] | Between 12 and 24 months [member] | Cash Flow Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23.6	36.2
Other financial assets	0.2	0.2
Other financial liabilities	$ 0.4	$ 1.5
Euro/CAD [member] | Less than 12 months [member] | Fair Value Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Average rate	1.5027	1.4576
Notional amount	$ 172.6	$ 181.9
Other financial assets		0.1
Other financial liabilities	0.3	0.1
Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	6.2	19.6
Other financial liabilities	$ 60.2	$ 7.8